Consumer Receivables (Details) - Schedule of receivables - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of receivables [Abstract]
Unsecured personal loan receivables		$ 1	$ 66
Secured personal loan receivables		77,491	43,804
Loan receivables		77,492	43,870
Instacash receivables		62,783	18,888
Finance receivables		140,275	62,758
Fees receivable	9,567	8,366	2,913
Membership receivables		3,099	1,885
Deferred loan origination costs	992	929	615
Accrued interest receivable	1,106	1,072	623
Receivables, before allowance for loan losses	$ 153,634	$ 153,741	$ 68,794